Schedule of Financial Liabilities Measured at Fair Value on Recurring Basis by Level Within Fair Value Hierarchy (Details) - Fair Value, Recurring [Member] - Common Stock Warrants [Member] - USD ($)
$ in Thousands
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability	$ 139	$ 347	$ 1,238
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability	$ 139	$ 347	$ 1,238